Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
A summary of stock option activity for the year ended December 31, 2022 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2021	6,864,563	$2.05	2.36
Granted	—	—
Forfeited	(574,299)	4.56
Exercised	(102,825)	1.12
Expired	(120,126)	2.60
Outstanding at December 31, 2022	6,067,313	$1.83	2.07	$10,818
Exercisable at December 31, 2022	4,449,152	$1.31	1.92	$8,832

Schedule of Assumptions used in the Valuation	Assumptions used in the valuation are as follows:

	January 25,	December 31,
	2022	2022
Expected term (in years)	5.00	4.07
Dividend yield (%)	—	—
Expected volatility	30%	50.4%
Risk-free interest rate	1.6%	4.1%
Expected number of shares	1,842,759	1,775,962
The following table lists the inputs used under the Black-Scholes model for stock-option awards during the years ended December 31, 2022, 2021, and 2020, respectively:

	Year Ended December 31,
	2022	2021	2020
Weighted-average fair value of options at the measurement date (grant date)	$—	$23.36	$6.31
Dividend yield (%)	—	—	—
Expected volatility (%)	—%	61 - 72	59 - 61
Risk-free interest rate (%)	—%	0.5 - 1.4	0.4 - 0.5
Weighted average share price	$—	$6.79	$2.75

Share-Based Payment Arrangement, Restricted Stock Unit, Activity
A summary of RSU activity for the year ended December 31, 2022 is as follows:

	Number of RSUs	Intrinsic Value (in thousands)
Outstanding unvested RSUs at December 31, 2021	—
Granted during the year	1,640,496
Forfeited during the year	(60,823)
Vested during the year	(120,393)
Expired during the year	—
Outstanding unvested RSUs at December 31, 2022	1,459,280	$1,940

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Total employee and non-employee stock-based compensation expense for the years ended December 31, 2022, 2021, and 2020 was classified in the Consolidated Statements of Operations and Comprehensive Loss as follows:

	Year Ended December 31,
	2022	2021	2020
General and administrative expenses	$2,406	$5,274	$1,235
Research and development	3,631	1,968	382
Other operating expenses	2,331	3,639	115
Total	$8,368	$10,881	$1,732